Commitments and Contingencies- Additional information (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Proceeds from Legal Settlements	$ 0	$ 0
Loss Contingency Accrual, Provision	$ 0	$ 0	$ 0